Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid in Capital	Contributed Capital Surplus	Other Comprehensive Loss	Retained Deficit
Balance at beginning of period (in shares) at Dec. 31, 2014		80,121,550
Increase (decrease) in Equity [Roll Forward]
Shares issued		92,554,087
Balance at end of period (in shares) (Pro Forma) at Jun. 30, 2015		34,535,127,000
Balance at end of period (in shares) at Jun. 30, 2015		172,675,637
Balance at beginning of period at Dec. 31, 2014		$ 801	$ 772,863	$ 111,614	$ 0	$ (1,005)
Increase (decrease) in Equity [Roll Forward]
Shares issued		926	433,526
Restricted stock unit expense			92	0
Stock option expense			41	0
Contributions from shareholder				59,746
Other comprehensive loss	$ (5,203)				(5,203)
Net loss						(110,888)
Balance at end of period at Jun. 30, 2015	$ 1,263,439	$ 1,727	1,207,448	171,360	(5,203)	(111,893)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			926
Balance at beginning of period (in shares) at Dec. 31, 2015	34,535,127	172,675,637
Increase (decrease) in Equity [Roll Forward]
Shares issued		357,053,291
Balance at end of period (in shares) (Pro Forma) at Jun. 30, 2016		105,948,238,000
Balance at end of period (in shares) at Jun. 30, 2016	105,948,238	529,728,928
Balance at beginning of period at Dec. 31, 2015	$ 1,158,649	$ 1,727	0	1,378,766	0	(221,844)
Increase (decrease) in Equity [Roll Forward]
Shares issued		3,570	201,784
Restricted stock unit expense			0	8
Stock option expense			0	35
Contributions from shareholder				0
Other comprehensive loss	(633)				(633)
Net loss						(107,452)
Balance at end of period at Jun. 30, 2016	$ 1,255,961	$ 5,297	201,784	$ 1,378,809	$ (633)	$ (329,296)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			$ 0